SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 13 – SEGMENT AND GEOGRAPHIC INFORMATION

We consider our operations to be a single operating segment, focused on the design, manufacturing and sale of programming systems used by designers and manufacturers of electronic products.

Major operations outside the U.S. include sales, engineering and service support by subsidiaries in Germany as well as in China, which also manufactures some of our products.

The following tables provide summary operating information by geographic area:

	Year Ended December 31,
(in thousands)	2021	2020
Net sales:
U.S.	$2,607	$1,516
Europe	9,387	8,415
Rest of World	13,841	10,397
	$25,835	$20,328

Included in Europe and Rest of World are the following significant balances:

Germany	$3,783	$3,851
China	$4,203	$3,490

Operating income:
U.S.	$257	($713)
Europe	(1,037)	(1,698)
Rest of World	507	(667)
	$(273)	$(3,078)

Identifiable assets:
U.S.	$15,840	$13,858
Europe	5,638	5,878
Rest of World	7,579	5,856
	$29,057	$25,592